Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

	March 31, 2026	December 31, 2025

Accounts payable	$398,041	$577,774
Accrued liabilities	204,122	275,580
	$602,163	$853,354